Lessee - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	$ 93	$ 67	$ 81
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1	(2)	38
Commonwealth Edison Co [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	3	3	3
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	0	0	6
PECO Energy Co [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	0	1	0
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	0	1	0
Baltimore Gas and Electric Company [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	46	20	33
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	(1)	0	2
Pepco Holdings LLC [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	39	39	37
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1	(1)	(3)
Finance Lease, Principal Payments	10	6
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	32	29
Potomac Electric Power Company [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	8	8	9
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	0	0	(1)
Finance Lease, Principal Payments	3	2
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	12	8
Delmarva Power & Light Company [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	9	9	6
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1	(1)	(2)
Finance Lease, Principal Payments	4	3
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	12	14
Atlantic City Electric Company [Member]
Supplemental Cash Flow Information [Line Items]
Operating cash flows from operating leases	4	4	5
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	0	0	$ (1)
Finance Lease, Principal Payments	3	1
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 8	$ 7